Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jul. 11, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for D.D. Petratis(1) ($)	Summary Compensation Table Total for J.H. Stone (1) ($)	Compensation Actually Paid to D.D. Petratis(1)(2)(3) ($)	Compensation Actually Paid to J.H. Stone (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Adjusted (Non-GAAP) EPS (5)
							TSR (4) ($)	Peer Group TSR (4) ($)
2022	7,896,758	9,325,478	3,240,794	9,622,314	1,681,129	1,025,209	87.90	137.67	458.3	$5.69
2021	7,688,243	—	8,958,625	—	2,941,196	3,071,809	108.85	153.00	483.3	$5.19
2020	8,785,585	—	6,646,515	—	2,149,045	1,423,831	94.61	119.84	314.5	$5.11

Company Selected Measure Name			Adjusted (Non-GAAP) EPS
Named Executive Officers, Footnote [Text Block]	Mr. Petratis was our PEO for each year presented until July 11, 2022 and remained employed through the end of the year. Mr. Stone became our PEO in July 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Patrick Shannon	Patrick Shannon	Patrick Shannon
Timothy Eckersley	Timothy Eckersley	Michael Wagnes
Jeffrey Braun	Jeffrey Braun	Jeffrey Braun
Lucia Veiga Moretti	Luis Orbegoso	Timothy Eckersley
Chris Muhlenkamp		David Ilardi

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR set forth in this table utilizes the Performance Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for D.D. Petratis ($)	Exclusion of Change in Pension Value for D.D. Petratis ($)	Exclusion of Stock Awards and Option Awards for D.D. Petratis ($)	Inclusion of Pension Service Cost for D.D. Petratis ($)	Inclusion of Equity Values for D.D. Petratis ($)	Compensation Actually Paid to D.D. Petratis ($)
2022	7,896,758	—	(5,249,314)	403,313	190,037	3,240,794
2021	7,688,243	(226,748)	(4,699,359)	362,054	5,834,435	8,958,625
2020	8,785,585	(2,012,295)	(4,634,326)	436,721	4,070,830	6,646,515

Year	Summary Compensation Table Total for J.H. Stone ($)	Exclusion of Change in Pension Value for J.H. Stone ($)	Exclusion of Stock Awards and Option Awards for J.H. Stone ($)	Inclusion of Pension Service Cost for J.H. Stone ($)	Inclusion of Equity Values for J.H. Stone ($)	Compensation Actually Paid to J.H. Stone ($)
2022	9,325,478	—	(7,500,116)	—	7,796,952	9,622,314
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,681,129	(58,332)	(872,452)	125,291	149,573	1,025,209
2021	2,941,196	—	(1,739,758)	198,897	1,671,474	3,071,809
2020	2,149,045	(684,450)	(746,796)	131,481	574,551	1,423,831
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for D.D. Petratis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for D.D. Petratis ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for D.D. Petratis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for D.D. Petratis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for D.D. Petratis ($)	Total - Inclusion of Equity Values for D.D. Petratis ($)
2022	4,645,390	(3,510,613)	—	(944,740)	—	190,037
2021	6,466,470	(296,314)	—	(335,721)	—	5,834,435
2020	3,871,158	(440,627)	—	640,299	—	4,070,830

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for J.H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for J.H. Stone ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for J.H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for J.H. Stone ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for J.H. Stone ($)	Total - Inclusion of Equity Values for J.H. Stone ($)
2022	7,796,952	—	—	—	—	7,796,952
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	595,075	(328,003)	194,664	(192,435)	(119,728)	149,573
2021	1,305,652	(45,185)	460,012	(49,005)	—	1,671,474
2020	584,947	(106,741)	—	96,345	—	574,551

Non-PEO NEO Average Total Compensation Amount			$ 1,681,129	$ 2,941,196	$ 2,149,045
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,025,209	3,071,809	1,423,831
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for D.D. Petratis ($)	Exclusion of Change in Pension Value for D.D. Petratis ($)	Exclusion of Stock Awards and Option Awards for D.D. Petratis ($)	Inclusion of Pension Service Cost for D.D. Petratis ($)	Inclusion of Equity Values for D.D. Petratis ($)	Compensation Actually Paid to D.D. Petratis ($)
2022	7,896,758	—	(5,249,314)	403,313	190,037	3,240,794
2021	7,688,243	(226,748)	(4,699,359)	362,054	5,834,435	8,958,625
2020	8,785,585	(2,012,295)	(4,634,326)	436,721	4,070,830	6,646,515

Year	Summary Compensation Table Total for J.H. Stone ($)	Exclusion of Change in Pension Value for J.H. Stone ($)	Exclusion of Stock Awards and Option Awards for J.H. Stone ($)	Inclusion of Pension Service Cost for J.H. Stone ($)	Inclusion of Equity Values for J.H. Stone ($)	Compensation Actually Paid to J.H. Stone ($)
2022	9,325,478	—	(7,500,116)	—	7,796,952	9,622,314
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,681,129	(58,332)	(872,452)	125,291	149,573	1,025,209
2021	2,941,196	—	(1,739,758)	198,897	1,671,474	3,071,809
2020	2,149,045	(684,450)	(746,796)	131,481	574,551	1,423,831
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for D.D. Petratis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for D.D. Petratis ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for D.D. Petratis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for D.D. Petratis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for D.D. Petratis ($)	Total - Inclusion of Equity Values for D.D. Petratis ($)
2022	4,645,390	(3,510,613)	—	(944,740)	—	190,037
2021	6,466,470	(296,314)	—	(335,721)	—	5,834,435
2020	3,871,158	(440,627)	—	640,299	—	4,070,830

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for J.H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for J.H. Stone ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for J.H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for J.H. Stone ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for J.H. Stone ($)	Total - Inclusion of Equity Values for J.H. Stone ($)
2022	7,796,952	—	—	—	—	7,796,952
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	595,075	(328,003)	194,664	(192,435)	(119,728)	149,573
2021	1,305,652	(45,185)	460,012	(49,005)	—	1,671,474
2020	584,947	(106,741)	—	96,345	—	574,551

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our other NEOs, and our Adjusted (Non-GAAP) EPS during the three most recently completed fiscal years. Adjusted Non-GAAP EPS was derived from Reported EPS, and adjusted according to preestablished adjustments, which in 2022 included: (i) restructuring charges and acquisition and integration expenses; (ii) debt financing costs; (iii) a loss on the divestiture of a business; and (iv) non-operating investment gains and losses.

Total Shareholder Return Vs Peer Group [Text Block]			The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Performance Peer Group over the same period.
Tabular List [Table Text Block]

Adjusted (Non-GAAP) EPS
Adjusted (Non-GAAP) EBITDA
Adjusted (Non-GAAP) Operating Income
Available Cash Flow (Non-GAAP)
Revenue

Total Shareholder Return Amount			$ 87.90	108.85	94.61
Peer Group Total Shareholder Return Amount			137.67	153.00	119.84
Net Income (Loss)			$ 458,300,000	$ 483,300,000	$ 314,500,000
Company Selected Measure Amount | $ / shares			5.69	5.19	5.11
PEO Name	Mr. Stone	Mr. Petratis		Mr. Petratis	Mr. Petratis
Additional 402(v) Disclosure [Text Block]			In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year on the same cumulative basis as used in Item 201(e) off Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted (Non-GAAP) EPS
Non-GAAP Measure Description [Text Block]			We determined Adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.Adjusted (Non-GAAP) EPS was derived from reported EPS, and adjusted according to preestablished adjustments, which in 2022 included: (i) restructuring charges and acquisition and integration expenses; (ii) debt financing costs; (iii) a loss on the divestiture of a business; and (iv) non-operating investment gains and losses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted (Non-GAAP) EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted (Non-GAAP) Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Available Cash Flow (Non-GAAP)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
D. D. Petratis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,896,758	$ 7,688,243	$ 8,785,585
PEO Actually Paid Compensation Amount			3,240,794	8,958,625	6,646,515
J.H. Stone [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,325,478
PEO Actually Paid Compensation Amount			9,622,314
PEO [Member] | D. D. Petratis [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(226,748)	(2,012,295)
PEO [Member] | D. D. Petratis [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,249,314)	(4,699,359)	(4,634,326)
PEO [Member] | D. D. Petratis [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			403,313	362,054	436,721
PEO [Member] | D. D. Petratis [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			190,037	5,834,435	4,070,830
PEO [Member] | D. D. Petratis [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			4,645,390	6,466,470	3,871,158
PEO [Member] | D. D. Petratis [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(3,510,613)	(296,314)	(440,627)
PEO [Member] | D. D. Petratis [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | D. D. Petratis [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(944,740)	(335,721)	640,299
PEO [Member] | D. D. Petratis [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO [Member] | J.H. Stone [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | J.H. Stone [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,500,116)
PEO [Member] | J.H. Stone [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | J.H. Stone [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,796,952
PEO [Member] | J.H. Stone [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			7,796,952
PEO [Member] | J.H. Stone [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | J.H. Stone [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | J.H. Stone [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | J.H. Stone [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(58,332)	0	(684,450)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(872,452)	(1,739,758)	(746,796)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			125,291	198,897	131,481
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			149,573	1,671,474	574,551
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			595,075	1,305,652	584,947
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(328,003)	(45,185)	(106,741)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			194,664	460,012	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(192,435)	(49,005)	96,345
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ (119,728)	$ 0	$ 0